OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2024
Disclosure Other Long Term Liabilities [Abstract]
OTHER LONG-TERM ASSETS	OTHER LONG-TERM ASSETS
The company’s other long-term assets as at December 31 are as follows:

(MILLIONS)	Note	2024	2023
Restricted cash	20	$46	$37
Long-term receivables		56	110
Due from related parties	27	9	9
Intangibles(1)		5	7
Other		18	21
		$134	$184
(1) Relates to certain power generating facilities that operate under service concession arrangements.
At December 31, 2024 and 2023, restricted cash was held primarily to satisfy operations and maintenance reserve requirements, lease payments and credit agreements.